CONSOLIDATED STATEMENT OF CASH FLOWS (USD $)	6 Months Ended			12 Months Ended
	Mar. 31, 2010	Sep. 30, 2011	Sep. 30, 2010	Mar. 31, 2011
Cash flows from operating activities:
Net loss	$ (917,825)	$ (12,446,470)	$ (239,821)	$ (6,979,498)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property, plant and equipment	1,199	21,322	6,345	22,908
Amortization of discount on convertible debt	309,375	1,093,650
Amortization of deferred financing costs	105,750	1,261,121
Warrants issued for services		95,292
Share-based compensation		123,426	369,753	560,880
Interest accretion in related party note payable		15,781	17,562	91,219
Shares issued for consulting services		184,000	65,000	365,500
Change in fair value of warrants		5,565,771	(1,843,175)	1,935,256
Customer discounts and provision for bad debts		(5,620)		92,584
Accrued interest income - related party	(5,961)		(8,100)	(10,440)
Accrued registration penalty			75,000	156,000
Change in derivative liability		(209,351)
Loss on extinguishment of debt		2,950,513
Accrued interest-related party	2,321		2,173	33
Write-down of investments				522,100
Changes in operating assets and liabilities:
Accounts receivable	(5,830)	(46,339)	(81,976)	(164,587)
Deposits towards inventory purchases		(766,182)
Inventories, net	(46,188)	(269,967)	(3,496)	45,081
Deferred production costs			(110,247)
Prepaid expenses and other current assets	(65,170)	(87,424)	(47,250)	18,800
Accounts payable	66,441	(153,508)	77,460	266,392
Deferred revenue	86,450	(46,152)	110,737	(2,202)
Accrued expenses and other current liabilities	61,050	69,658	36,312	47,276
Net cash used in operating activities	(408,388)	(2,650,479)	(1,573,723)	(3,032,698)
Cash flows from investing activities:
Investments	(90,000)		(150,000)	(582,100)
Deposit on asset acquisition		(40,000)
Reverse recapitalization transaction			(320,000)	(320,000)
Advance to related party	(135,000)
Additions to property, plant and equipment	(30,884)	(49,150)	(48,961)	(85,955)
Net cash used in investing activities	(255,884)	(89,150)	(518,961)	(988,055)
Cash flows from financing activities:
Proceeds from issuance of convertible debt	687,500	2,550,000
Costs associated with convertible debt	(105,750)	(342,586)
Proceeds of notes payable	50,000	29,180	27,293	27,293
Repayment of notes payable		(9,714)	(58,838)	(67,579)
Deferred offering costs		(7,500)	(20,000)	(63,500)
Repayment of loans from related parties				(513)
Loans from related parties	107,513		(513)
Proceeds from private placement of common stock		1,170,000	2,600,000	4,475,000
Costs associated with private placement		(192,400)	(332,186)	(389,437)
Net cash provided by financing activities	739,263	3,196,980	2,215,756	3,981,264
Net increase (decrease) in cash and cash equivalents	74,991	457,351	123,072	(39,489)
Cash and cash equivalents - beginning of period		35,502	74,991	74,991
Cash and cash equivalents - end of period	74,991	492,853	198,063	35,502
Supplemental disclosures of cash flow information
Interest paid in cash		3,314	90,674	96,841
Taxes paid in cash
Common shares issued towards settlement of notes payable			687,500	687,500
Common shares received in payment of related party receivable				151,400
Shares issued on acquisition deposit		500,000
Warrants issued with convertible debt		3,606,399
Cashless exercise of placement agent warrants		3,594,435
Deferred offering costs		63,500
Beneficial conversion feature on note payable		243,711
Settlement of derivative liabilities		13,323
Warrant liabilities			$ 2,182,732	$ 2,182,732